UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Fund, L.P.

Address:   235 Pine Street, Suite 1818
           San Francisco, California 94104


13F File Number: 028-11491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

As of January 1, 2007, Peninsula Fund L.P. no longer holds any 13f securities in its own account, and instead invests all of its assets in Peninsula Master Fund, Ltd. This will be the final filing for Peninsula Fund, L.P.



Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bedford
Title:   Executive Officer
Phone:  (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford      San Francisco, California           May 24, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


Form 13F File Number                 Name

                                     Peninsula Capital Management, LP





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